Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Separate Portfolios Trust
Entity Central Index Key	0001392116
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000164501
Shareholder Report [Line Items]
Fund Name	Voya Target In-Retirement Fund
Class Name	Class A
Trading Symbol	VTRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes I and R6 shares outperformed and Classes A and R shares underperformed the S&P Target Date Retirement Income Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An overweight to U.S. large cap equity was the main contributor. Underlying fund selection was also additive. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: An overweight to U.S. mid cap & underweight to international equity were the main asset allocation detractors. On an individual holdings level, iShares Core S&P Mid-Cap ETF, Vanguard FTSE Developed Markets ETF and Voya VACS Series EME Fund were the key detractors.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date Retirement Income Index
12/21/2015	$9,427	$10,000	$10,000	$10,000	$10,000
2016	$9,703	$10,292	$10,178	$10,266	$10,336
2017	$10,338	$10,967	$10,339	$12,065	$10,943
2018	$10,737	$11,389	$10,300	$13,494	$11,428
2019	$11,068	$11,741	$10,960	$13,320	$11,765
2020	$11,668	$12,378	$11,992	$14,043	$12,597
2021	$13,352	$14,164	$11,944	$19,920	$14,069
2022	$12,371	$13,123	$10,962	$18,569	$13,277
2023	$12,138	$12,876	$10,728	$18,727	$13,302
2024	$13,249	$14,055	$10,868	$23,138	$14,495
2025	$14,251	$15,117	$11,617	$26,455	$15,641

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	1.37%	2.86%	3.82%
Class A - Excluding Sales Charge	7.56%	4.08%	4.47%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date Retirement Income Index	7.91%	4.42%	4.85%

AssetsNet	$ 104,399,696
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 59,578
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$104,399,696 # of Portfolio Holdings14 Portfolio Turnover Rate104% Investment Advisory Fees Paid59,578
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.1%
Fixed Income	64.9%

Target Asset Allocations

Value	Value
US Large Blend	21.5%
US Large Growth	1.0%
US Mid Cap Blend	1.0%
International	8.5%
Emerging Markets	3.0%
Core Fixed Income	38.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	24.5%
Fidelity 500 Index Fund	21.7%
iShares Core U.S. Aggregate Bond ETF	14.0%
Schwab U.S. TIPS ETF	10.0%
Voya Short Duration Bond Fund - Class R6	7.9%
Vanguard FTSE Developed Markets ETF	5.5%
SPDR Portfolio High Yield Bond ETF	4.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager International Equity Fund - Class I	3.0%
Vanguard FTSE Emerging Markets ETF	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000121558
Shareholder Report [Line Items]
Fund Name	Voya Target In-Retirement Fund
Class Name	Class I
Trading Symbol	ISOLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes I and R6 shares outperformed and Classes A and R shares underperformed the S&P Target Date Retirement Income Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An overweight to U.S. large cap equity was the main contributor. Underlying fund selection was also additive. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: An overweight to U.S. mid cap & underweight to international equity were the main asset allocation detractors. On an individual holdings level, iShares Core S&P Mid-Cap ETF, Vanguard FTSE Developed Markets ETF and Voya VACS Series EME Fund were the key detractors.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date Retirement Income Index
2015	$250,000	$250,000	$250,000	$250,000
2016	$250,516	$257,475	$236,450	$251,975
2017	$267,647	$261,543	$277,900	$266,766
2018	$278,694	$260,575	$310,803	$278,584
2019	$288,270	$277,252	$306,794	$286,802
2020	$304,739	$303,369	$323,453	$307,079
2021	$349,524	$302,156	$458,817	$342,976
2022	$325,281	$277,319	$427,710	$323,667
2023	$320,193	$271,384	$431,345	$324,282
2024	$350,467	$274,927	$532,955	$353,348
2025	$378,226	$289,935	$605,713	$381,241

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	7.92%	4.42%	4.23%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
MSCI All Country World Index℠	13.65%	13.37%	9.25%
S&P Target Date Retirement Income Index	7.91%	4.42%	4.31%

AssetsNet	$ 104,399,696
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 59,578
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$104,399,696 # of Portfolio Holdings14 Portfolio Turnover Rate104% Investment Advisory Fees Paid59,578
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.1%
Fixed Income	64.9%

Target Asset Allocations

Value	Value
US Large Blend	21.5%
US Large Growth	1.0%
US Mid Cap Blend	1.0%
International	8.5%
Emerging Markets	3.0%
Core Fixed Income	38.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	24.5%
Fidelity 500 Index Fund	21.7%
iShares Core U.S. Aggregate Bond ETF	14.0%
Schwab U.S. TIPS ETF	10.0%
Voya Short Duration Bond Fund - Class R6	7.9%
Vanguard FTSE Developed Markets ETF	5.5%
SPDR Portfolio High Yield Bond ETF	4.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager International Equity Fund - Class I	3.0%
Vanguard FTSE Emerging Markets ETF	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000201116
Shareholder Report [Line Items]
Fund Name	Voya Target In-Retirement Fund
Class Name	Class R
Trading Symbol	VRRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes I and R6 shares outperformed and Classes A and R shares underperformed the S&P Target Date Retirement Income Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An overweight to U.S. large cap equity was the main contributor. Underlying fund selection was also additive. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: An overweight to U.S. mid cap & underweight to international equity were the main asset allocation detractors. On an individual holdings level, iShares Core S&P Mid-Cap ETF, Vanguard FTSE Developed Markets ETF and Voya VACS Series EME Fund were the key detractors.

Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date Retirement Income Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$10,268	$10,660	$9,861	$10,283
2020	$10,807	$11,664	$10,397	$11,010
2021	$12,329	$11,617	$14,747	$12,297
2022	$11,390	$10,662	$13,748	$11,605
2023	$11,134	$10,434	$13,864	$11,627
2024	$12,137	$10,570	$17,130	$12,669
2025	$13,017	$11,147	$19,339	$13,670

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	7.26%	3.79%	3.84%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.59%
MSCI All Country World Index℠	13.65%	13.37%	9.88%
S&P Target Date Retirement Income Index	7.91%	4.42%	4.56%

AssetsNet	$ 104,399,696
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 59,578
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$104,399,696 # of Portfolio Holdings14 Portfolio Turnover Rate104% Investment Advisory Fees Paid59,578
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.1%
Fixed Income	64.9%

Target Asset Allocations

Value	Value
US Large Blend	21.5%
US Large Growth	1.0%
US Mid Cap Blend	1.0%
International	8.5%
Emerging Markets	3.0%
Core Fixed Income	38.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	24.5%
Fidelity 500 Index Fund	21.7%
iShares Core U.S. Aggregate Bond ETF	14.0%
Schwab U.S. TIPS ETF	10.0%
Voya Short Duration Bond Fund - Class R6	7.9%
Vanguard FTSE Developed Markets ETF	5.5%
SPDR Portfolio High Yield Bond ETF	4.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager International Equity Fund - Class I	3.0%
Vanguard FTSE Emerging Markets ETF	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000164502
Shareholder Report [Line Items]
Fund Name	Voya Target In-Retirement Fund
Class Name	Class R6
Trading Symbol	VTRWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes I and R6 shares outperformed and Classes A and R shares underperformed the S&P Target Date Retirement Income Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An overweight to U.S. large cap equity was the main contributor. Underlying fund selection was also additive. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: An overweight to U.S. mid cap & underweight to international equity were the main asset allocation detractors. On an individual holdings level, iShares Core S&P Mid-Cap ETF, Vanguard FTSE Developed Markets ETF and Voya VACS Series EME Fund were the key detractors.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date Retirement Income Index
12/21/2015	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2016	$1,030,278	$1,017,800	$1,026,600	$1,033,600
2017	$1,100,898	$1,033,900	$1,206,500	$1,094,300
2018	$1,145,826	$1,030,000	$1,349,400	$1,142,800
2019	$1,186,537	$1,096,000	$1,332,000	$1,176,500
2020	$1,254,573	$1,199,200	$1,404,300	$1,259,700
2021	$1,439,207	$1,194,400	$1,992,000	$1,406,900
2022	$1,339,532	$1,096,200	$1,856,900	$1,327,700
2023	$1,318,730	$1,072,800	$1,872,700	$1,330,200
2024	$1,444,023	$1,086,800	$2,313,800	$1,449,500
2025	$1,558,990	$1,161,735	$2,645,476	$1,564,100

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	7.96%	4.44%	4.81%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date Retirement Income Index	7.91%	4.42%	4.85%

AssetsNet	$ 104,399,696
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 59,578
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$104,399,696 # of Portfolio Holdings14 Portfolio Turnover Rate104% Investment Advisory Fees Paid59,578
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.1%
Fixed Income	64.9%

Target Asset Allocations

Value	Value
US Large Blend	21.5%
US Large Growth	1.0%
US Mid Cap Blend	1.0%
International	8.5%
Emerging Markets	3.0%
Core Fixed Income	38.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	24.5%
Fidelity 500 Index Fund	21.7%
iShares Core U.S. Aggregate Bond ETF	14.0%
Schwab U.S. TIPS ETF	10.0%
Voya Short Duration Bond Fund - Class R6	7.9%
Vanguard FTSE Developed Markets ETF	5.5%
SPDR Portfolio High Yield Bond ETF	4.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager International Equity Fund - Class I	3.0%
Vanguard FTSE Emerging Markets ETF	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000164505
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2025 Fund
Class Name	Class A
Trading Symbol	VTRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2025 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P Target Date 2025 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight to U.S. small cap equity and U.S. large cap equity positioning were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Manager selection detracted from performance. An overweight to U.S. mid cap & underweight to international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity Funds were the key detractors.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2025 Index
12/21/2015	$9,427	$10,000	$10,000	$10,000	$10,000
2016	$9,697	$10,286	$10,178	$10,266	$10,398
2017	$10,750	$11,403	$10,339	$12,065	$11,578
2018	$11,520	$12,220	$10,300	$13,494	$12,503
2019	$11,670	$12,380	$10,960	$13,320	$12,672
2020	$12,344	$13,094	$11,992	$14,043	$13,447
2021	$15,387	$16,322	$11,944	$19,920	$16,524
2022	$14,246	$15,112	$10,962	$18,569	$15,562
2023	$14,002	$14,853	$10,728	$18,727	$15,648
2024	$15,813	$16,774	$10,868	$23,138	$17,521
2025	$17,151	$18,194	$11,617	$26,455	$19,066

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	2.24%	5.54%	5.88%
Class A - Excluding Sales Charge	8.46%	6.80%	6.54%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2025 Index	8.82%	7.23%	7.06%

AssetsNet	$ 152,392,264
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 91,210
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$152,392,264 # of Portfolio Holdings14 Portfolio Turnover Rate95% Investment Advisory Fees Paid91,210
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	38.6%
Fixed Income	61.3%

Target Asset Allocations

Value	Value
US Large Blend	22.5%
US Large Growth	1.0%
US Mid Cap Blend	1.3%
International	10.8%
Emerging Markets	3.0%
Core Fixed Income	37.5%
High Yield	3.5%
International Bonds	1.5%
TIPS	9.5%
Short Duration	6.5%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	24.2%
Fidelity 500 Index Fund	22.7%
iShares Core U.S. Aggregate Bond ETF	13.2%
Schwab U.S. TIPS ETF	9.4%
Vanguard FTSE Developed Markets ETF	7.2%
Voya Short Duration Bond Fund - Class R6	6.5%
Voya Multi-Manager International Equity Fund - Class I	3.5%
SPDR Portfolio High Yield Bond ETF	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard FTSE Emerging Markets ETF	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000121560
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2025 Fund
Class Name	Class I
Trading Symbol	IRSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2025 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P Target Date 2025 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight to U.S. small cap equity and U.S. large cap equity positioning were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Manager selection detracted from performance. An overweight to U.S. mid cap & underweight to international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity Funds were the key detractors.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2025 Index
2015	$250,000	$250,000	$250,000	$250,000
2016	$245,614	$257,475	$236,450	$247,875
2017	$273,002	$261,543	$277,900	$276,009
2018	$293,148	$260,575	$310,803	$298,062
2019	$297,825	$277,252	$306,794	$302,086
2020	$315,487	$303,369	$323,453	$320,573
2021	$394,087	$302,156	$458,817	$393,921
2022	$365,373	$277,319	$427,710	$370,994
2023	$359,870	$271,384	$431,345	$373,035
2024	$407,437	$274,927	$532,955	$417,697
2025	$442,812	$289,935	$605,713	$454,532

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	8.68%	7.02%	5.88%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
MSCI All Country World Index℠	13.65%	13.37%	9.25%
S&P Target Date 2025 Index	8.82%	7.23%	6.16%

AssetsNet	$ 152,392,264
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 91,210
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$152,392,264 # of Portfolio Holdings14 Portfolio Turnover Rate95% Investment Advisory Fees Paid91,210
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	38.6%
Fixed Income	61.3%

Target Asset Allocations

Value	Value
US Large Blend	22.5%
US Large Growth	1.0%
US Mid Cap Blend	1.3%
International	10.8%
Emerging Markets	3.0%
Core Fixed Income	37.5%
High Yield	3.5%
International Bonds	1.5%
TIPS	9.5%
Short Duration	6.5%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	24.2%
Fidelity 500 Index Fund	22.7%
iShares Core U.S. Aggregate Bond ETF	13.2%
Schwab U.S. TIPS ETF	9.4%
Vanguard FTSE Developed Markets ETF	7.2%
Voya Short Duration Bond Fund - Class R6	6.5%
Voya Multi-Manager International Equity Fund - Class I	3.5%
SPDR Portfolio High Yield Bond ETF	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard FTSE Emerging Markets ETF	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000201118
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2025 Fund
Class Name	Class R
Trading Symbol	VRRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2025 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P Target Date 2025 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight to U.S. small cap equity and U.S. large cap equity positioning were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Manager selection detracted from performance. An overweight to U.S. mid cap & underweight to international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity Funds were the key detractors.

Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2025 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$10,059	$10,660	$9,861	$10,119
2020	$10,615	$11,664	$10,397	$10,738
2021	$13,191	$11,617	$14,747	$13,195
2022	$12,193	$10,662	$13,748	$12,427
2023	$11,948	$10,434	$13,864	$12,496
2024	$13,467	$10,570	$17,130	$13,992
2025	$14,562	$11,147	$19,339	$15,226

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	8.14%	6.53%	5.52%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.59%
MSCI All Country World Index℠	13.65%	13.37%	9.88%
S&P Target Date 2025 Index	8.82%	7.23%	6.16%

AssetsNet	$ 152,392,264
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 91,210
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$152,392,264 # of Portfolio Holdings14 Portfolio Turnover Rate95% Investment Advisory Fees Paid91,210
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	38.6%
Fixed Income	61.3%

Target Asset Allocations

Value	Value
US Large Blend	22.5%
US Large Growth	1.0%
US Mid Cap Blend	1.3%
International	10.8%
Emerging Markets	3.0%
Core Fixed Income	37.5%
High Yield	3.5%
International Bonds	1.5%
TIPS	9.5%
Short Duration	6.5%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	24.2%
Fidelity 500 Index Fund	22.7%
iShares Core U.S. Aggregate Bond ETF	13.2%
Schwab U.S. TIPS ETF	9.4%
Vanguard FTSE Developed Markets ETF	7.2%
Voya Short Duration Bond Fund - Class R6	6.5%
Voya Multi-Manager International Equity Fund - Class I	3.5%
SPDR Portfolio High Yield Bond ETF	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard FTSE Emerging Markets ETF	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000164506
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2025 Fund
Class Name	Class R6
Trading Symbol	VTRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2025 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P Target Date 2025 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight to U.S. small cap equity and U.S. large cap equity positioning were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Manager selection detracted from performance. An overweight to U.S. mid cap & underweight to international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity Funds were the key detractors.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2025 Index
12/21/2015	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2016	$1,029,652	$1,017,800	$1,026,600	$1,039,800
2017	$1,145,229	$1,033,900	$1,206,500	$1,157,800
2018	$1,230,323	$1,030,000	$1,349,400	$1,250,300
2019	$1,250,530	$1,096,000	$1,332,000	$1,267,200
2020	$1,326,745	$1,199,200	$1,404,300	$1,344,700
2021	$1,658,284	$1,194,400	$1,992,000	$1,652,400
2022	$1,540,213	$1,096,200	$1,856,900	$1,556,200
2023	$1,518,456	$1,072,800	$1,872,700	$1,564,800
2024	$1,719,232	$1,086,800	$2,313,800	$1,752,100
2025	$1,869,872	$1,161,735	$2,645,476	$1,906,600

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	8.76%	7.10%	6.85%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2025 Index	8.82%	7.23%	7.06%

AssetsNet	$ 152,392,264
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 91,210
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$152,392,264 # of Portfolio Holdings14 Portfolio Turnover Rate95% Investment Advisory Fees Paid91,210
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	38.6%
Fixed Income	61.3%

Target Asset Allocations

Value	Value
US Large Blend	22.5%
US Large Growth	1.0%
US Mid Cap Blend	1.3%
International	10.8%
Emerging Markets	3.0%
Core Fixed Income	37.5%
High Yield	3.5%
International Bonds	1.5%
TIPS	9.5%
Short Duration	6.5%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	24.2%
Fidelity 500 Index Fund	22.7%
iShares Core U.S. Aggregate Bond ETF	13.2%
Schwab U.S. TIPS ETF	9.4%
Vanguard FTSE Developed Markets ETF	7.2%
Voya Short Duration Bond Fund - Class R6	6.5%
Voya Multi-Manager International Equity Fund - Class I	3.5%
SPDR Portfolio High Yield Bond ETF	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard FTSE Emerging Markets ETF	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000164507
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2030 Fund
Class Name	Class A
Trading Symbol	VTREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P Target Date 2030 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight to global bond and overweight to U.S. large cap equity were the main contributors.  On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance.  An overweight to U.S. mid cap & intermediate core bond were the main asset allocation detractors. On an individual holdings level, Voya Multi-Manager International Equity $ Voya VACS Series EME Funds were the key detractors.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2030 Index
12/21/2015	$9,429	$10,000	$10,000	$10,000	$10,000
2016	$9,684	$10,271	$10,178	$10,266	$10,408
2017	$10,877	$11,535	$10,339	$12,065	$11,702
2018	$11,790	$12,504	$10,300	$13,494	$12,780
2019	$11,853	$12,571	$10,960	$13,320	$12,860
2020	$12,534	$13,293	$11,992	$14,043	$13,594
2021	$16,219	$17,202	$11,944	$19,920	$17,298
2022	$15,046	$15,957	$10,962	$18,569	$16,265
2023	$14,806	$15,702	$10,728	$18,727	$16,362
2024	$17,054	$18,086	$10,868	$23,138	$18,692
2025	$18,577	$19,702	$11,617	$26,455	$20,470

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	2.64%	6.91%	6.78%
Class A - Excluding Sales Charge	8.93%	8.19%	7.44%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2030 Index	9.51%	8.53%	7.86%

AssetsNet	$ 169,772,456
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 118,735
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$169,772,456 # of Portfolio Holdings14 Portfolio Turnover Rate80% Investment Advisory Fees Paid118,735
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	39.4%
Equity	60.6%

Target Asset Allocations

Value	Value
US Large Blend	35.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	15.0%
Emerging Markets	3.5%
Core Fixed Income	29.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	35.7%
Voya Intermediate Bond Fund - Class R6	17.5%
iShares Core U.S. Aggregate Bond ETF	11.9%
Vanguard FTSE Developed Markets ETF	9.0%
Voya Multi-Manager International Equity Fund - Class I	6.0%
iShares Core S&P Mid-Cap ETF	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	3.0%
Vanguard FTSE Emerging Markets ETF	2.4%
iShares Core S&P Small-Cap ETF	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000121561
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2030 Fund
Class Name	Class I
Trading Symbol	IRSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P Target Date 2030 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight to global bond and overweight to U.S. large cap equity were the main contributors.  On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance.  An overweight to U.S. mid cap & intermediate core bond were the main asset allocation detractors. On an individual holdings level, Voya Multi-Manager International Equity $ Voya VACS Series EME Funds were the key detractors.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2030 Index
2015	$250,000	$250,000	$250,000	$250,000
2016	$243,969	$257,475	$236,450	$247,025
2017	$274,655	$261,543	$277,900	$277,730
2018	$298,596	$260,575	$310,803	$303,309
2019	$300,858	$277,252	$306,794	$305,220
2020	$319,007	$303,369	$323,453	$322,648
2021	$413,715	$302,156	$458,817	$410,537
2022	$384,891	$277,319	$427,710	$386,028
2023	$379,743	$271,384	$431,345	$388,344
2024	$438,479	$274,927	$532,955	$443,631
2025	$478,734	$289,935	$605,713	$485,841

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	9.18%	8.46%	6.71%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
MSCI All Country World Index℠	13.65%	13.37%	9.25%
S&P Target Date 2030 Index	9.51%	8.53%	6.87%

AssetsNet	$ 169,772,456
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 118,735
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$169,772,456 # of Portfolio Holdings14 Portfolio Turnover Rate80% Investment Advisory Fees Paid118,735
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	39.4%
Equity	60.6%

Target Asset Allocations

Value	Value
US Large Blend	35.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	15.0%
Emerging Markets	3.5%
Core Fixed Income	29.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	35.7%
Voya Intermediate Bond Fund - Class R6	17.5%
iShares Core U.S. Aggregate Bond ETF	11.9%
Vanguard FTSE Developed Markets ETF	9.0%
Voya Multi-Manager International Equity Fund - Class I	6.0%
iShares Core S&P Mid-Cap ETF	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	3.0%
Vanguard FTSE Emerging Markets ETF	2.4%
iShares Core S&P Small-Cap ETF	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000201119
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2030 Fund
Class Name	Class R
Trading Symbol	VRRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P Target Date 2030 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight to global bond and overweight to U.S. large cap equity were the main contributors.  On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance.  An overweight to U.S. mid cap & intermediate core bond were the main asset allocation detractors. On an individual holdings level, Voya Multi-Manager International Equity $ Voya VACS Series EME Funds were the key detractors.

Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2030 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,964	$10,660	$9,861	$10,048
2020	$10,509	$11,664	$10,397	$10,622
2021	$13,565	$11,617	$14,747	$13,515
2022	$12,547	$10,662	$13,748	$12,708
2023	$12,331	$10,434	$13,864	$12,785
2024	$14,169	$10,570	$17,130	$14,605
2025	$15,404	$11,147	$19,339	$15,994

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	8.72%	7.95%	6.37%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.59%
MSCI All Country World Index℠	13.65%	13.37%	9.88%
S&P Target Date 2030 Index	9.51%	8.53%	6.89%

AssetsNet	$ 169,772,456
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 118,735
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$169,772,456 # of Portfolio Holdings14 Portfolio Turnover Rate80% Investment Advisory Fees Paid118,735
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	39.4%
Equity	60.6%

Target Asset Allocations

Value	Value
US Large Blend	35.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	15.0%
Emerging Markets	3.5%
Core Fixed Income	29.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	35.7%
Voya Intermediate Bond Fund - Class R6	17.5%
iShares Core U.S. Aggregate Bond ETF	11.9%
Vanguard FTSE Developed Markets ETF	9.0%
Voya Multi-Manager International Equity Fund - Class I	6.0%
iShares Core S&P Mid-Cap ETF	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	3.0%
Vanguard FTSE Emerging Markets ETF	2.4%
iShares Core S&P Small-Cap ETF	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000164508
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2030 Fund
Class Name	Class R6
Trading Symbol	VTRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P Target Date 2030 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight to global bond and overweight to U.S. large cap equity were the main contributors.  On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance.  An overweight to U.S. mid cap & intermediate core bond were the main asset allocation detractors. On an individual holdings level, Voya Multi-Manager International Equity $ Voya VACS Series EME Funds were the key detractors.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2030 Index
12/21/2015	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2016	$1,028,061	$1,017,800	$1,026,600	$1,040,800
2017	$1,158,147	$1,033,900	$1,206,500	$1,170,200
2018	$1,259,845	$1,030,000	$1,349,400	$1,278,000
2019	$1,269,731	$1,096,000	$1,332,000	$1,286,000
2020	$1,346,996	$1,199,200	$1,404,300	$1,359,400
2021	$1,747,405	$1,194,400	$1,992,000	$1,729,800
2022	$1,624,809	$1,096,200	$1,856,900	$1,626,500
2023	$1,605,274	$1,072,800	$1,872,700	$1,636,200
2024	$1,854,644	$1,086,800	$2,313,800	$1,869,200
2025	$2,027,241	$1,161,735	$2,645,476	$2,047,000

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	9.31%	8.52%	7.77%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2030 Index	9.51%	8.53%	7.86%

AssetsNet	$ 169,772,456
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 118,735
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$169,772,456 # of Portfolio Holdings14 Portfolio Turnover Rate80% Investment Advisory Fees Paid118,735
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	39.4%
Equity	60.6%

Target Asset Allocations

Value	Value
US Large Blend	35.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	15.0%
Emerging Markets	3.5%
Core Fixed Income	29.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	35.7%
Voya Intermediate Bond Fund - Class R6	17.5%
iShares Core U.S. Aggregate Bond ETF	11.9%
Vanguard FTSE Developed Markets ETF	9.0%
Voya Multi-Manager International Equity Fund - Class I	6.0%
iShares Core S&P Mid-Cap ETF	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	3.0%
Vanguard FTSE Emerging Markets ETF	2.4%
iShares Core S&P Small-Cap ETF	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000164510
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2035 Fund
Class Name	Class A
Trading Symbol	VTRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in global bond and U.S. treasury inflation protected securities (TIPs) and overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & intermediate core bond were the main asset allocation detractors. On an individual holdings level, Voya Multi-Manager International Equity & Voya VACS Series EME Funds were the key detractors.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2035 Index
12/21/2015	$9,424	$10,000	$10,000	$10,000	$10,000
2016	$9,663	$10,254	$10,178	$10,266	$10,417
2017	$10,994	$11,666	$10,339	$12,065	$11,823
2018	$12,040	$12,776	$10,300	$13,494	$13,048
2019	$12,014	$12,749	$10,960	$13,320	$13,035
2020	$12,698	$13,474	$11,992	$14,043	$13,709
2021	$16,998	$18,037	$11,944	$19,920	$18,126
2022	$15,764	$16,728	$10,962	$18,569	$17,025
2023	$15,565	$16,517	$10,728	$18,727	$17,119
2024	$18,301	$19,420	$10,868	$23,138	$19,983
2025	$20,092	$21,320	$11,617	$26,455	$22,031

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	3.48%	8.33%	7.67%
Class A - Excluding Sales Charge	9.79%	9.61%	8.35%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2035 Index	10.24%	9.95%	8.70%

AssetsNet	$ 226,394,905
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 155,373
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$226,394,905 # of Portfolio Holdings12 Portfolio Turnover Rate94% Investment Advisory Fees Paid155,373
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	28.4%
Equity	71.5%

Target Asset Allocations

Value	Value
US Large Blend	42.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	18.0%
Emerging Markets	4.5%
Core Fixed Income	23.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	42.7%
Voya Intermediate Bond Fund - Class R6	14.5%
Vanguard FTSE Developed Markets ETF	11.0%
iShares Core U.S. Aggregate Bond ETF	8.9%
Voya Multi-Manager International Equity Fund - Class I	6.9%
iShares Core S&P Mid-Cap ETF	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard FTSE Emerging Markets ETF	2.4%
iShares Core S&P Small-Cap ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000121562
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2035 Fund
Class Name	Class I
Trading Symbol	IRSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in global bond and U.S. treasury inflation protected securities (TIPs) and overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & intermediate core bond were the main asset allocation detractors. On an individual holdings level, Voya Multi-Manager International Equity & Voya VACS Series EME Funds were the key detractors.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2035 Index
2015	$250,000	$250,000	$250,000	$250,000
2016	$241,243	$257,475	$236,450	$246,200
2017	$275,209	$261,543	$277,900	$279,437
2018	$302,039	$260,575	$310,803	$308,387
2019	$302,467	$277,252	$306,794	$308,078
2020	$320,650	$303,369	$323,453	$324,006
2021	$430,606	$302,156	$458,817	$428,401
2022	$400,940	$277,319	$427,710	$402,397
2023	$397,207	$271,384	$431,345	$404,610
2024	$468,307	$274,927	$532,955	$472,306
2025	$515,224	$289,935	$605,713	$520,692

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	10.02%	9.95%	7.50%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
MSCI All Country World Index℠	13.65%	13.37%	9.25%
S&P Target Date 2035 Index	10.24%	9.95%	7.61%

AssetsNet	$ 226,394,905
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 155,373
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$226,394,905 # of Portfolio Holdings12 Portfolio Turnover Rate94% Investment Advisory Fees Paid155,373
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	28.4%
Equity	71.5%

Target Asset Allocations

Value	Value
US Large Blend	42.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	18.0%
Emerging Markets	4.5%
Core Fixed Income	23.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	42.7%
Voya Intermediate Bond Fund - Class R6	14.5%
Vanguard FTSE Developed Markets ETF	11.0%
iShares Core U.S. Aggregate Bond ETF	8.9%
Voya Multi-Manager International Equity Fund - Class I	6.9%
iShares Core S&P Mid-Cap ETF	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard FTSE Emerging Markets ETF	2.4%
iShares Core S&P Small-Cap ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000201120
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2035 Fund
Class Name	Class R
Trading Symbol	VRRJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in global bond and U.S. treasury inflation protected securities (TIPs) and overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & intermediate core bond were the main asset allocation detractors. On an individual holdings level, Voya Multi-Manager International Equity & Voya VACS Series EME Funds were the key detractors.

Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2035 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,885	$10,660	$9,861	$9,978
2020	$10,425	$11,664	$10,397	$10,494
2021	$13,917	$11,617	$14,747	$13,875
2022	$12,876	$10,662	$13,748	$13,032
2023	$12,691	$10,434	$13,864	$13,104
2024	$14,880	$10,570	$17,130	$15,296
2025	$16,292	$11,147	$19,339	$16,864

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	9.49%	9.34%	7.22%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.59%
MSCI All Country World Index℠	13.65%	13.37%	9.88%
S&P Target Date 2035 Index	10.24%	9.95%	7.69%

AssetsNet	$ 226,394,905
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 155,373
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$226,394,905 # of Portfolio Holdings12 Portfolio Turnover Rate94% Investment Advisory Fees Paid155,373
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	28.4%
Equity	71.5%

Target Asset Allocations

Value	Value
US Large Blend	42.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	18.0%
Emerging Markets	4.5%
Core Fixed Income	23.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	42.7%
Voya Intermediate Bond Fund - Class R6	14.5%
Vanguard FTSE Developed Markets ETF	11.0%
iShares Core U.S. Aggregate Bond ETF	8.9%
Voya Multi-Manager International Equity Fund - Class I	6.9%
iShares Core S&P Mid-Cap ETF	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard FTSE Emerging Markets ETF	2.4%
iShares Core S&P Small-Cap ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000164509
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2035 Fund
Class Name	Class R6
Trading Symbol	VTRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in global bond and U.S. treasury inflation protected securities (TIPs) and overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & intermediate core bond were the main asset allocation detractors. On an individual holdings level, Voya Multi-Manager International Equity & Voya VACS Series EME Funds were the key detractors.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2035 Index
12/21/2015	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2016	$1,026,388	$1,017,800	$1,026,600	$1,041,700
2017	$1,171,332	$1,033,900	$1,206,500	$1,182,300
2018	$1,286,015	$1,030,000	$1,349,400	$1,304,800
2019	$1,287,081	$1,096,000	$1,332,000	$1,303,500
2020	$1,364,704	$1,199,200	$1,404,300	$1,370,900
2021	$1,832,434	$1,194,400	$1,992,000	$1,812,600
2022	$1,706,192	$1,096,200	$1,856,900	$1,702,500
2023	$1,690,371	$1,072,800	$1,872,700	$1,711,900
2024	$1,992,716	$1,086,800	$2,313,800	$1,998,300
2025	$2,193,083	$1,161,735	$2,645,476	$2,203,100

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	10.06%	9.95%	8.67%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2035 Index	10.24%	9.95%	8.70%

AssetsNet	$ 226,394,905
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 155,373
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$226,394,905 # of Portfolio Holdings12 Portfolio Turnover Rate94% Investment Advisory Fees Paid155,373
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	28.4%
Equity	71.5%

Target Asset Allocations

Value	Value
US Large Blend	42.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	18.0%
Emerging Markets	4.5%
Core Fixed Income	23.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	42.7%
Voya Intermediate Bond Fund - Class R6	14.5%
Vanguard FTSE Developed Markets ETF	11.0%
iShares Core U.S. Aggregate Bond ETF	8.9%
Voya Multi-Manager International Equity Fund - Class I	6.9%
iShares Core S&P Mid-Cap ETF	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard FTSE Emerging Markets ETF	2.4%
iShares Core S&P Small-Cap ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000164511
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2040 Fund
Class Name	Class A
Trading Symbol	VTRJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes A, I, and R shares underperformed and Class R6 shares performed inline to the S&P Target Date 2040 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in global bond & U.S. treasury inflation protected securities (TIPs) & overweight to U.S. small cap equity were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. The Fund’s overweight to U.S. mid cap and long duration were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity Funds were the key detractors.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2040 Index
12/21/2015	$9,428	$10,000	$10,000	$10,000	$10,000
2016	$9,669	$10,256	$10,178	$10,266	$10,423
2017	$11,087	$11,761	$10,339	$12,065	$11,911
2018	$12,204	$12,945	$10,300	$13,494	$13,242
2019	$12,101	$12,836	$10,960	$13,320	$13,170
2020	$12,812	$13,589	$11,992	$14,043	$13,800
2021	$17,689	$18,763	$11,944	$19,920	$18,727
2022	$16,431	$17,429	$10,962	$18,569	$17,590
2023	$16,297	$17,287	$10,728	$18,727	$17,700
2024	$19,519	$20,704	$10,868	$23,138	$21,040
2025	$21,579	$22,889	$11,617	$26,455	$23,327

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	4.19%	9.68%	8.49%
Class A - Excluding Sales Charge	10.55%	10.99%	9.16%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2040 Index	10.87%	11.07%	9.36%

AssetsNet	$ 122,648,452
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 106,094
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$122,648,452 # of Portfolio Holdings12 Portfolio Turnover Rate79% Investment Advisory Fees Paid106,094
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.5%
Equity	82.3%

Target Asset Allocations

Value	Value
US Large Blend	47.5%
US Large Growth	1.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	22.0%
Emerging Markets	5.5%
Core Fixed Income	12.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	47.6%
Vanguard FTSE Developed Markets ETF	13.9%
Voya Intermediate Bond Fund - Class R6	10.5%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.4%
iShares Core S&P Small-Cap ETF	2.0%
iShares Core U.S. Aggregate Bond ETF	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000121563
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2040 Fund
Class Name	Class I
Trading Symbol	IRSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes A, I, and R shares underperformed and Class R6 shares performed inline to the S&P Target Date 2040 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in global bond & U.S. treasury inflation protected securities (TIPs) & overweight to U.S. small cap equity were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. The Fund’s overweight to U.S. mid cap and long duration were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity Funds were the key detractors.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2040 Index
2015	$250,000	$250,000	$250,000	$250,000
2016	$240,760	$257,475	$236,450	$245,525
2017	$276,467	$261,543	$277,900	$280,561
2018	$305,202	$260,575	$310,803	$311,928
2019	$303,404	$277,252	$306,794	$310,213
2020	$321,812	$303,369	$323,453	$325,072
2021	$445,289	$302,156	$458,817	$441,122
2022	$415,209	$277,319	$427,710	$414,346
2023	$412,702	$271,384	$431,345	$416,915
2024	$496,083	$274,927	$532,955	$495,609
2025	$549,842	$289,935	$605,713	$549,479

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	10.84%	11.31%	8.20%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
MSCI All Country World Index℠	13.65%	13.37%	9.25%
S&P Target Date 2040 Index	10.87%	11.07%	8.19%

AssetsNet	$ 122,648,452
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 106,094
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$122,648,452 # of Portfolio Holdings12 Portfolio Turnover Rate79% Investment Advisory Fees Paid106,094
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.5%
Equity	82.3%

Target Asset Allocations

Value	Value
US Large Blend	47.5%
US Large Growth	1.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	22.0%
Emerging Markets	5.5%
Core Fixed Income	12.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	47.6%
Vanguard FTSE Developed Markets ETF	13.9%
Voya Intermediate Bond Fund - Class R6	10.5%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.4%
iShares Core S&P Small-Cap ETF	2.0%
iShares Core U.S. Aggregate Bond ETF	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000201121
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2040 Fund
Class Name	Class R
Trading Symbol	VRRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes A, I, and R shares underperformed and Class R6 shares performed inline to the S&P Target Date 2040 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in global bond & U.S. treasury inflation protected securities (TIPs) & overweight to U.S. small cap equity were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. The Fund’s overweight to U.S. mid cap and long duration were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity Funds were the key detractors.

Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2040 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,816	$10,660	$9,861	$9,933
2020	$10,365	$11,664	$10,397	$10,409
2021	$14,272	$11,617	$14,747	$14,125
2022	$13,227	$10,662	$13,748	$13,268
2023	$13,085	$10,434	$13,864	$13,350
2024	$15,638	$10,570	$17,130	$15,870
2025	$17,247	$11,147	$19,339	$17,595

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	10.29%	10.72%	8.10%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.59%
MSCI All Country World Index℠	13.65%	13.37%	9.88%
S&P Target Date 2040 Index	10.87%	11.07%	8.33%

AssetsNet	$ 122,648,452
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 106,094
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$122,648,452 # of Portfolio Holdings12 Portfolio Turnover Rate79% Investment Advisory Fees Paid106,094
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.5%
Equity	82.3%

Target Asset Allocations

Value	Value
US Large Blend	47.5%
US Large Growth	1.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	22.0%
Emerging Markets	5.5%
Core Fixed Income	12.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	47.6%
Vanguard FTSE Developed Markets ETF	13.9%
Voya Intermediate Bond Fund - Class R6	10.5%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.4%
iShares Core S&P Small-Cap ETF	2.0%
iShares Core U.S. Aggregate Bond ETF	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000164512
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2040 Fund
Class Name	Class R6
Trading Symbol	VTRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes A, I, and R shares underperformed and Class R6 shares performed inline to the S&P Target Date 2040 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in global bond & U.S. treasury inflation protected securities (TIPs) & overweight to U.S. small cap equity were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. The Fund’s overweight to U.S. mid cap and long duration were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity Funds were the key detractors.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2040 Index
12/21/2015	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2016	$1,027,599	$1,017,800	$1,026,600	$1,042,300
2017	$1,180,852	$1,033,900	$1,206,500	$1,191,100
2018	$1,304,103	$1,030,000	$1,349,400	$1,324,200
2019	$1,296,955	$1,096,000	$1,332,000	$1,317,000
2020	$1,377,402	$1,199,200	$1,404,300	$1,380,000
2021	$1,907,896	$1,194,400	$1,992,000	$1,872,700
2022	$1,778,223	$1,096,200	$1,856,900	$1,759,000
2023	$1,768,194	$1,072,800	$1,872,700	$1,770,000
2024	$2,126,185	$1,086,800	$2,313,800	$2,104,000
2025	$2,357,330	$1,161,735	$2,645,476	$2,332,700

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	10.87%	11.35%	9.51%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2040 Index	10.87%	11.07%	9.36%

AssetsNet	$ 122,648,452
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 106,094
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$122,648,452 # of Portfolio Holdings12 Portfolio Turnover Rate79% Investment Advisory Fees Paid106,094
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.5%
Equity	82.3%

Target Asset Allocations

Value	Value
US Large Blend	47.5%
US Large Growth	1.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	22.0%
Emerging Markets	5.5%
Core Fixed Income	12.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	47.6%
Vanguard FTSE Developed Markets ETF	13.9%
Voya Intermediate Bond Fund - Class R6	10.5%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.4%
iShares Core S&P Small-Cap ETF	2.0%
iShares Core U.S. Aggregate Bond ETF	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000164513
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2045 Fund
Class Name	Class A
Trading Symbol	VTRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class I and R6 shares outperformed and Classes A and R shares underperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & intermediate core bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity Funds were the key detractors.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2045 Index
12/21/2015	$9,424	$10,000	$10,000	$10,000	$10,000
2016	$9,667	$10,258	$10,178	$10,266	$10,428
2017	$11,090	$11,768	$10,339	$12,065	$11,984
2018	$12,251	$13,000	$10,300	$13,494	$13,372
2019	$12,082	$12,820	$10,960	$13,320	$13,257
2020	$12,760	$13,540	$11,992	$14,043	$13,853
2021	$17,950	$19,047	$11,944	$19,920	$19,094
2022	$16,702	$17,723	$10,962	$18,569	$17,941
2023	$16,593	$17,607	$10,728	$18,727	$18,070
2024	$20,117	$21,346	$10,868	$23,138	$21,731
2025	$22,333	$23,697	$11,617	$26,455	$24,193

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	4.64%	10.53%	8.88%
Class A - Excluding Sales Charge	11.02%	11.85%	9.57%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2045 Index	11.33%	11.80%	9.78%

AssetsNet	$ 196,806,131
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 157,422
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$196,806,131 # of Portfolio Holdings11 Portfolio Turnover Rate103% Investment Advisory Fees Paid157,422
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	9.5%
Equity	90.4%

Target Asset Allocations

Value	Value
US Large Blend	53.0%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	5.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	53.2%
Vanguard FTSE Developed Markets ETF	14.9%
Voya Multi-Manager International Equity Fund - Class I	7.9%
Voya Intermediate Bond Fund - Class R6	5.5%
iShares Core S&P Mid-Cap ETF	5.0%
Vanguard FTSE Emerging Markets ETF	3.4%
Voya VACS Series EME Fund	3.0%
Vanguard Long-Term Treasury ETF	2.0%
iShares Core S&P Small-Cap ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000121564
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2045 Fund
Class Name	Class I
Trading Symbol	IRSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class I and R6 shares outperformed and Classes A and R shares underperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & intermediate core bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity Funds were the key detractors.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2045 Index
2015	$250,000	$250,000	$250,000	$250,000
2016	$240,496	$257,475	$236,450	$244,950
2017	$276,861	$261,543	$277,900	$281,497
2018	$306,402	$260,575	$310,803	$314,094
2019	$303,268	$277,252	$306,794	$311,393
2020	$321,114	$303,369	$323,453	$325,405
2021	$453,433	$302,156	$458,817	$448,506
2022	$423,212	$277,319	$427,710	$421,416
2023	$422,026	$271,384	$431,345	$424,451
2024	$513,256	$274,927	$532,955	$510,443
2025	$571,611	$289,935	$605,713	$568,274

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	11.37%	12.22%	8.62%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
MSCI All Country World Index℠	13.65%	13.37%	9.25%
S&P Target Date 2045 Index	11.33%	11.80%	8.56%

AssetsNet	$ 196,806,131
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 157,422
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$196,806,131 # of Portfolio Holdings11 Portfolio Turnover Rate103% Investment Advisory Fees Paid157,422
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	9.5%
Equity	90.4%

Target Asset Allocations

Value	Value
US Large Blend	53.0%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	5.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	53.2%
Vanguard FTSE Developed Markets ETF	14.9%
Voya Multi-Manager International Equity Fund - Class I	7.9%
Voya Intermediate Bond Fund - Class R6	5.5%
iShares Core S&P Mid-Cap ETF	5.0%
Vanguard FTSE Emerging Markets ETF	3.4%
Voya VACS Series EME Fund	3.0%
Vanguard Long-Term Treasury ETF	2.0%
iShares Core S&P Small-Cap ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000201122
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2045 Fund
Class Name	Class R
Trading Symbol	VRRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class I and R6 shares outperformed and Classes A and R shares underperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & intermediate core bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity Funds were the key detractors.

Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2045 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,758	$10,660	$9,861	$9,904
2020	$10,279	$11,664	$10,397	$10,349
2021	$14,430	$11,617	$14,747	$14,264
2022	$13,388	$10,662	$13,748	$13,403
2023	$13,261	$10,434	$13,864	$13,499
2024	$16,022	$10,570	$17,130	$16,234
2025	$17,753	$11,147	$19,339	$18,073

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	10.81%	11.55%	8.55%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.59%
MSCI All Country World Index℠	13.65%	13.37%	9.88%
S&P Target Date 2045 Index	11.33%	11.80%	8.75%

AssetsNet	$ 196,806,131
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 157,422
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$196,806,131 # of Portfolio Holdings11 Portfolio Turnover Rate103% Investment Advisory Fees Paid157,422
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	9.5%
Equity	90.4%

Target Asset Allocations

Value	Value
US Large Blend	53.0%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	5.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	53.2%
Vanguard FTSE Developed Markets ETF	14.9%
Voya Multi-Manager International Equity Fund - Class I	7.9%
Voya Intermediate Bond Fund - Class R6	5.5%
iShares Core S&P Mid-Cap ETF	5.0%
Vanguard FTSE Emerging Markets ETF	3.4%
Voya VACS Series EME Fund	3.0%
Vanguard Long-Term Treasury ETF	2.0%
iShares Core S&P Small-Cap ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000164514
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2045 Fund
Class Name	Class R6
Trading Symbol	VTRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class I and R6 shares outperformed and Classes A and R shares underperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & intermediate core bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity Funds were the key detractors.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2045 Index
12/21/2015	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2016	$1,027,731	$1,017,800	$1,026,600	$1,042,800
2017	$1,182,768	$1,033,900	$1,206,500	$1,198,400
2018	$1,310,793	$1,030,000	$1,349,400	$1,337,200
2019	$1,296,937	$1,096,000	$1,332,000	$1,325,700
2020	$1,374,474	$1,199,200	$1,404,300	$1,385,300
2021	$1,941,242	$1,194,400	$1,992,000	$1,909,400
2022	$1,813,081	$1,096,200	$1,856,900	$1,794,100
2023	$1,806,605	$1,072,800	$1,872,700	$1,807,000
2024	$2,197,453	$1,086,800	$2,313,800	$2,173,100
2025	$2,447,387	$1,161,735	$2,645,476	$2,419,300

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	11.37%	12.23%	9.94%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2045 Index	11.33%	11.80%	9.78%

AssetsNet	$ 196,806,131
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 157,422
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$196,806,131 # of Portfolio Holdings11 Portfolio Turnover Rate103% Investment Advisory Fees Paid157,422
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	9.5%
Equity	90.4%

Target Asset Allocations

Value	Value
US Large Blend	53.0%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	5.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	53.2%
Vanguard FTSE Developed Markets ETF	14.9%
Voya Multi-Manager International Equity Fund - Class I	7.9%
Voya Intermediate Bond Fund - Class R6	5.5%
iShares Core S&P Mid-Cap ETF	5.0%
Vanguard FTSE Emerging Markets ETF	3.4%
Voya VACS Series EME Fund	3.0%
Vanguard Long-Term Treasury ETF	2.0%
iShares Core S&P Small-Cap ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000164515
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2050 Fund
Class Name	Class A
Trading Symbol	VTROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class I and R6 shares outperformed and Classes A and R shares underperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long duration bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2050 Index
12/21/2015	$9,424	$10,000	$10,000	$10,000	$10,000
2016	$9,667	$10,258	$10,178	$10,266	$10,427
2017	$11,101	$11,780	$10,339	$12,065	$12,044
2018	$12,277	$13,028	$10,300	$13,494	$13,479
2019	$12,087	$12,826	$10,960	$13,320	$13,334
2020	$12,744	$13,524	$11,992	$14,043	$13,923
2021	$17,967	$19,066	$11,944	$19,920	$19,342
2022	$16,662	$17,680	$10,962	$18,569	$18,168
2023	$16,556	$17,568	$10,728	$18,727	$18,301
2024	$20,172	$21,406	$10,868	$23,138	$22,144
2025	$22,424	$23,795	$11,617	$26,455	$24,671

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	4.74%	10.65%	8.93%
Class A - Excluding Sales Charge	11.16%	11.96%	9.61%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2050 Index	11.41%	12.12%	10.00%

AssetsNet	$ 100,929,526
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 94,143
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$100,929,526 # of Portfolio Holdings10 Portfolio Turnover Rate86% Investment Advisory Fees Paid94,143
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	5.0%
Equity	94.8%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	55.7%
Vanguard FTSE Developed Markets ETF	15.9%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	4.9%
Voya Intermediate Bond Fund - Class R6	4.0%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya VACS Series EME Fund	3.0%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000121565
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2050 Fund
Class Name	Class I
Trading Symbol	IRSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class I and R6 shares outperformed and Classes A and R shares underperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long duration bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2050 Index
2015	$250,000	$250,000	$250,000	$250,000
2016	$240,472	$257,475	$236,450	$244,475
2017	$276,701	$261,543	$277,900	$282,393
2018	$307,054	$260,575	$310,803	$316,054
2019	$303,073	$277,252	$306,794	$312,641
2020	$320,850	$303,369	$323,453	$326,460
2021	$453,206	$302,156	$458,817	$453,518
2022	$421,625	$277,319	$427,710	$425,989
2023	$420,750	$271,384	$431,345	$429,099
2024	$513,979	$274,927	$532,955	$519,208
2025	$573,030	$289,935	$605,713	$578,462

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	11.49%	12.30%	8.65%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
MSCI All Country World Index℠	13.65%	13.37%	9.25%
S&P Target Date 2050 Index	11.41%	12.12%	8.75%

AssetsNet	$ 100,929,526
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 94,143
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$100,929,526 # of Portfolio Holdings10 Portfolio Turnover Rate86% Investment Advisory Fees Paid94,143
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	5.0%
Equity	94.8%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	55.7%
Vanguard FTSE Developed Markets ETF	15.9%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	4.9%
Voya Intermediate Bond Fund - Class R6	4.0%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya VACS Series EME Fund	3.0%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000201123
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2050 Fund
Class Name	Class R
Trading Symbol	VRRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class I and R6 shares outperformed and Classes A and R shares underperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long duration bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2050 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,729	$10,660	$9,861	$9,882
2020	$10,244	$11,664	$10,397	$10,319
2021	$14,404	$11,617	$14,747	$14,335
2022	$13,321	$10,662	$13,748	$13,465
2023	$13,200	$10,434	$13,864	$13,563
2024	$16,029	$10,570	$17,130	$16,411
2025	$17,789	$11,147	$19,339	$18,187

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	10.98%	11.67%	8.58%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.59%
MSCI All Country World Index℠	13.65%	13.37%	9.88%
S&P Target Date 2050 Index	11.41%	12.12%	8.92%

AssetsNet	$ 100,929,526
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 94,143
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$100,929,526 # of Portfolio Holdings10 Portfolio Turnover Rate86% Investment Advisory Fees Paid94,143
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	5.0%
Equity	94.8%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	55.7%
Vanguard FTSE Developed Markets ETF	15.9%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	4.9%
Voya Intermediate Bond Fund - Class R6	4.0%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya VACS Series EME Fund	3.0%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000164516
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2050 Fund
Class Name	Class R6
Trading Symbol	VTRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class I and R6 shares outperformed and Classes A and R shares underperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long duration bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2050 Index
12/21/2015	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2016	$1,027,748	$1,017,800	$1,026,600	$1,042,700
2017	$1,183,051	$1,033,900	$1,206,500	$1,204,400
2018	$1,313,376	$1,030,000	$1,349,400	$1,347,900
2019	$1,295,726	$1,096,000	$1,332,000	$1,333,400
2020	$1,372,185	$1,199,200	$1,404,300	$1,392,300
2021	$1,941,323	$1,194,400	$1,992,000	$1,934,200
2022	$1,806,828	$1,096,200	$1,856,900	$1,816,800
2023	$1,802,281	$1,072,800	$1,872,700	$1,830,100
2024	$2,202,249	$1,086,800	$2,313,800	$2,214,400
2025	$2,456,052	$1,161,735	$2,645,476	$2,467,100

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	11.53%	12.35%	9.98%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2050 Index	11.41%	12.12%	10.00%

AssetsNet	$ 100,929,526
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 94,143
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$100,929,526 # of Portfolio Holdings10 Portfolio Turnover Rate86% Investment Advisory Fees Paid94,143
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	5.0%
Equity	94.8%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	55.7%
Vanguard FTSE Developed Markets ETF	15.9%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	4.9%
Voya Intermediate Bond Fund - Class R6	4.0%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya VACS Series EME Fund	3.0%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000164517
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2055 Fund
Class Name	Class A
Trading Symbol	VTRQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class R6 shares outperformed and Classes A, I and R shares underperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long duration bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2055 Index
12/21/2015	$9,424	$10,000	$10,000	$10,000	$10,000
2016	$9,667	$10,257	$10,178	$10,266	$10,428
2017	$11,116	$11,795	$10,339	$12,065	$12,090
2018	$12,295	$13,046	$10,300	$13,494	$13,545
2019	$12,088	$12,826	$10,960	$13,320	$13,391
2020	$12,759	$13,538	$11,992	$14,043	$13,961
2021	$18,045	$19,147	$11,944	$19,920	$19,474
2022	$16,710	$17,731	$10,962	$18,569	$18,290
2023	$16,614	$17,629	$10,728	$18,727	$18,427
2024	$20,247	$21,484	$10,868	$23,138	$22,307
2025	$22,534	$23,910	$11,617	$26,455	$24,896

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	4.87%	10.73%	8.98%
Class A - Excluding Sales Charge	11.29%	12.05%	9.67%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2055 Index	11.61%	12.27%	10.11%

AssetsNet	$ 136,409,005
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 116,097
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$136,409,005 # of Portfolio Holdings10 Portfolio Turnover Rate102% Investment Advisory Fees Paid116,097
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.0%
Equity	95.9%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	55.7%
Vanguard FTSE Developed Markets ETF	16.4%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	5.5%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya Intermediate Bond Fund - Class R6	3.0%
Voya VACS Series EME Fund	3.0%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000121566
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2055 Fund
Class Name	Class I
Trading Symbol	IRSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class R6 shares outperformed and Classes A, I and R shares underperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long duration bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2055 Index
2015	$250,000	$250,000	$250,000	$250,000
2016	$240,468	$257,475	$236,450	$244,050
2017	$277,305	$261,543	$277,900	$282,927
2018	$307,469	$260,575	$310,803	$316,992
2019	$303,221	$277,252	$306,794	$313,378
2020	$321,297	$303,369	$323,453	$326,728
2021	$455,900	$302,156	$458,817	$455,753
2022	$423,832	$277,319	$427,710	$428,043
2023	$422,506	$271,384	$431,345	$431,253
2024	$517,078	$274,927	$532,955	$522,039
2025	$576,821	$289,935	$605,713	$582,636

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	11.56%	12.42%	8.72%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
MSCI All Country World Index℠	13.65%	13.37%	9.25%
S&P Target Date 2055 Index	11.61%	12.27%	8.83%

AssetsNet	$ 136,409,005
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 116,097
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$136,409,005 # of Portfolio Holdings10 Portfolio Turnover Rate102% Investment Advisory Fees Paid116,097
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.0%
Equity	95.9%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	55.7%
Vanguard FTSE Developed Markets ETF	16.4%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	5.5%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya Intermediate Bond Fund - Class R6	3.0%
Voya VACS Series EME Fund	3.0%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000201124
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2055 Fund
Class Name	Class R
Trading Symbol	VRRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class R6 shares outperformed and Classes A, I and R shares underperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long duration bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2055 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,718	$10,660	$9,861	$9,877
2020	$10,235	$11,664	$10,397	$10,297
2021	$14,425	$11,617	$14,747	$14,364
2022	$13,328	$10,662	$13,748	$13,491
2023	$13,218	$10,434	$13,864	$13,592
2024	$16,071	$10,570	$17,130	$16,453
2025	$17,835	$11,147	$19,339	$18,269

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	10.98%	11.75%	8.62%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.59%
MSCI All Country World Index℠	13.65%	13.37%	9.88%
S&P Target Date 2055 Index	11.61%	12.27%	8.99%

AssetsNet	$ 136,409,005
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 116,097
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$136,409,005 # of Portfolio Holdings10 Portfolio Turnover Rate102% Investment Advisory Fees Paid116,097
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.0%
Equity	95.9%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	55.7%
Vanguard FTSE Developed Markets ETF	16.4%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	5.5%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya Intermediate Bond Fund - Class R6	3.0%
Voya VACS Series EME Fund	3.0%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000164518
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2055 Fund
Class Name	Class R6
Trading Symbol	VTRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class R6 shares outperformed and Classes A, I and R shares underperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long duration bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2055 Index
12/21/2015	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2016	$1,026,701	$1,017,800	$1,026,600	$1,042,800
2017	$1,184,570	$1,033,900	$1,206,500	$1,209,000
2018	$1,315,104	$1,030,000	$1,349,400	$1,354,500
2019	$1,297,347	$1,096,000	$1,332,000	$1,339,100
2020	$1,373,587	$1,199,200	$1,404,300	$1,396,100
2021	$1,950,722	$1,194,400	$1,992,000	$1,947,400
2022	$1,814,299	$1,096,200	$1,856,900	$1,829,000
2023	$1,809,749	$1,072,800	$1,872,700	$1,842,700
2024	$2,214,103	$1,086,800	$2,313,800	$2,230,700
2025	$2,472,730	$1,161,735	$2,645,476	$2,489,600

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	11.68%	12.48%	10.06%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2055 Index	11.61%	12.27%	10.11%

AssetsNet	$ 136,409,005
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 116,097
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$136,409,005 # of Portfolio Holdings10 Portfolio Turnover Rate102% Investment Advisory Fees Paid116,097
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.0%
Equity	95.9%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	55.7%
Vanguard FTSE Developed Markets ETF	16.4%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	5.5%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya Intermediate Bond Fund - Class R6	3.0%
Voya VACS Series EME Fund	3.0%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000164519
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2060 Fund
Class Name	Class A
Trading Symbol	VTRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes I and R6 shares outperformed and Classes A and R shares underpeformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long government bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in short government bond were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2060 Index
12/21/2015	$9,425	$10,000	$10,000	$10,000	$10,000
2016	$9,663	$10,252	$10,178	$10,266	$10,398
2017	$11,115	$11,793	$10,339	$12,065	$12,085
2018	$12,298	$13,048	$10,300	$13,494	$13,562
2019	$12,081	$12,818	$10,960	$13,320	$13,415
2020	$12,759	$13,537	$11,992	$14,043	$14,018
2021	$18,103	$19,207	$11,944	$19,920	$19,543
2022	$16,788	$17,812	$10,962	$18,569	$18,344
2023	$16,688	$17,706	$10,728	$18,727	$18,488
2024	$20,340	$21,580	$10,868	$23,138	$22,388
2025	$22,634	$24,015	$11,617	$26,455	$24,980

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	4.86%	10.84%	9.03%
Class A - Excluding Sales Charge	11.28%	12.15%	9.72%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2060 Index	11.58%	12.25%	10.18%

AssetsNet	$ 59,014,835
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 50,422
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$59,014,835 # of Portfolio Holdings10 Portfolio Turnover Rate88% Investment Advisory Fees Paid50,422
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	4.0%
Equity	95.8%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	55.7%
Vanguard FTSE Developed Markets ETF	16.4%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	5.4%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya Intermediate Bond Fund - Class R6	3.0%
Voya VACS Series EME Fund	2.9%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000161488
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2060 Fund
Class Name	Class I
Trading Symbol	VRSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes I and R6 shares outperformed and Classes A and R shares underpeformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long government bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in short government bond were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2060 Index
12/21/2015	$250,000	$250,000	$250,000	$250,000
2016	$256,568	$254,444	$256,638	$259,938
2017	$295,942	$258,465	$301,627	$302,126
2018	$327,895	$257,508	$337,339	$339,045
2019	$323,340	$273,989	$332,988	$335,384
2020	$342,404	$299,799	$351,069	$350,442
2021	$487,906	$298,599	$497,991	$488,587
2022	$454,100	$274,055	$464,228	$458,588
2023	$453,131	$268,190	$468,174	$462,210
2024	$554,250	$271,691	$578,458	$559,695
2025	$619,231	$290,434	$661,369	$624,488

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class I	11.70%	12.58%	10.08%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2060 Index	11.58%	12.25%	10.18%

AssetsNet	$ 59,014,835
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 50,422
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$59,014,835 # of Portfolio Holdings10 Portfolio Turnover Rate88% Investment Advisory Fees Paid50,422
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	4.0%
Equity	95.8%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	55.7%
Vanguard FTSE Developed Markets ETF	16.4%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	5.4%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya Intermediate Bond Fund - Class R6	3.0%
Voya VACS Series EME Fund	2.9%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000201125
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2060 Fund
Class Name	Class R
Trading Symbol	VRROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes I and R6 shares outperformed and Classes A and R shares underpeformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long government bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in short government bond were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2060 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,723	$10,660	$9,861	$9,882
2020	$10,246	$11,664	$10,397	$10,326
2021	$14,492	$11,617	$14,747	$14,397
2022	$13,406	$10,662	$13,748	$13,513
2023	$13,290	$10,434	$13,864	$13,619
2024	$16,168	$10,570	$17,130	$16,492
2025	$17,939	$11,147	$19,339	$18,304

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	10.96%	11.85%	8.71%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.59%
MSCI All Country World Index℠	13.65%	13.37%	9.88%
S&P Target Date 2060 Index	11.58%	12.25%	9.02%

AssetsNet	$ 59,014,835
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 50,422
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$59,014,835 # of Portfolio Holdings10 Portfolio Turnover Rate88% Investment Advisory Fees Paid50,422
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	4.0%
Equity	95.8%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	55.7%
Vanguard FTSE Developed Markets ETF	16.4%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	5.4%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya Intermediate Bond Fund - Class R6	3.0%
Voya VACS Series EME Fund	2.9%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000164520
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2060 Fund
Class Name	Class R6
Trading Symbol	VTRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes I and R6 shares outperformed and Classes A and R shares underpeformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long government bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in short government bond were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2060 Index
12/21/2015	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2016	$1,026,281	$1,017,800	$1,026,600	$1,039,800
2017	$1,184,358	$1,033,900	$1,206,500	$1,208,500
2018	$1,313,617	$1,030,000	$1,349,400	$1,356,200
2019	$1,295,749	$1,096,000	$1,332,000	$1,341,500
2020	$1,372,082	$1,199,200	$1,404,300	$1,401,800
2021	$1,954,602	$1,194,400	$1,992,000	$1,954,300
2022	$1,819,297	$1,096,200	$1,856,900	$1,834,400
2023	$1,815,841	$1,072,800	$1,872,700	$1,848,800
2024	$2,223,156	$1,086,800	$2,313,800	$2,238,800
2025	$2,481,372	$1,161,735	$2,645,476	$2,498,000

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	11.61%	12.58%	10.10%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2060 Index	11.58%	12.25%	10.18%

AssetsNet	$ 59,014,835
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 50,422
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$59,014,835 # of Portfolio Holdings10 Portfolio Turnover Rate88% Investment Advisory Fees Paid50,422
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	4.0%
Equity	95.8%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	55.7%
Vanguard FTSE Developed Markets ETF	16.4%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	5.4%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya Intermediate Bond Fund - Class R6	3.0%
Voya VACS Series EME Fund	2.9%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000219039
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2065 Fund
Class Name	Class A
Trading Symbol	VTAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class R6 shares outperformed, Classes A and R shares underperformed, and Class I shares performed inline to the S&P Target Date 2065+ Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long government bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2065+ Index
7/29/2020	$9,425	$10,000	$10,000	$10,000	$10,000
2021	$12,310	$13,061	$9,776	$12,673	$12,922
2022	$11,434	$12,132	$8,972	$11,814	$12,147
2023	$11,384	$12,078	$8,780	$11,914	$12,238
2024	$13,930	$14,780	$8,895	$14,721	$14,867
2025	$15,525	$16,472	$9,380	$17,126	$16,619

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (7/29/2020)
Class A - Including Sales ChargeFootnote Reference*	5.05%	9.52%
Class A - Excluding Sales Charge	11.45%	10.87%
Bloomberg U.S. Aggregate Bond Index	5.46%	-1.32%
MSCI All Country World Index℠	13.65%	11.76%
S&P Target Date 2065+ Index	11.78%	11.07%

AssetsNet	$ 25,747,797
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 19,555
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$25,747,797 # of Portfolio Holdings10 Portfolio Turnover Rate98% Investment Advisory Fees Paid19,555
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.4%
Fixed Income	3.5%
Equity	96.1%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	25.0%
Emerging Markets	6.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	55.5%
Vanguard FTSE Developed Markets ETF	16.8%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	5.4%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya VACS Series EME Fund	3.0%
Voya Intermediate Bond Fund - Class R6	2.5%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000219040
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2065 Fund
Class Name	Class I
Trading Symbol	VTIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class R6 shares outperformed, Classes A and R shares underperformed, and Class I shares performed inline to the S&P Target Date 2065+ Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long government bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2065+ Index
7/29/2020	$250,000	$250,000	$250,000	$250,000
2021	$327,294	$244,395	$316,821	$323,057
2022	$304,721	$224,306	$295,341	$303,673
2023	$304,122	$219,506	$297,851	$305,951
2024	$372,750	$222,371	$368,014	$371,675
2025	$416,646	$234,510	$428,147	$415,471

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (7/29/2020)
Class I	11.78%	11.13%
Bloomberg U.S. Aggregate Bond Index	5.46%	-1.32%
MSCI All Country World Index℠	13.65%	11.76%
S&P Target Date 2065+ Index	11.78%	11.07%

AssetsNet	$ 25,747,797
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 19,555
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$25,747,797 # of Portfolio Holdings10 Portfolio Turnover Rate98% Investment Advisory Fees Paid19,555
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.4%
Fixed Income	3.5%
Equity	96.1%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	25.0%
Emerging Markets	6.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	55.5%
Vanguard FTSE Developed Markets ETF	16.8%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	5.4%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya VACS Series EME Fund	3.0%
Voya Intermediate Bond Fund - Class R6	2.5%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000219041
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2065 Fund
Class Name	Class R
Trading Symbol	VTURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class R6 shares outperformed, Classes A and R shares underperformed, and Class I shares performed inline to the S&P Target Date 2065+ Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long government bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2021	$13,040	$9,776	$12,673	$12,922
2022	$12,075	$8,972	$11,814	$12,147
2023	$11,995	$8,780	$11,914	$12,238
2024	$14,632	$8,895	$14,721	$14,867
2025	$16,267	$9,380	$17,126	$16,619

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (7/29/2020)
Class R	11.18%	10.58%
Bloomberg U.S. Aggregate Bond Index	5.46%	-1.32%
MSCI All Country World Index℠	13.65%	11.76%
S&P Target Date 2065+ Index	11.78%	11.07%

AssetsNet	$ 25,747,797
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 19,555
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$25,747,797 # of Portfolio Holdings10 Portfolio Turnover Rate98% Investment Advisory Fees Paid19,555
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.4%
Fixed Income	3.5%
Equity	96.1%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	25.0%
Emerging Markets	6.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	55.5%
Vanguard FTSE Developed Markets ETF	16.8%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	5.4%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya VACS Series EME Fund	3.0%
Voya Intermediate Bond Fund - Class R6	2.5%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

C000219038
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2065 Fund
Class Name	Class R6
Trading Symbol	VTUFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class R6 shares outperformed, Classes A and R shares underperformed, and Class I shares performed inline to the S&P Target Date 2065+ Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long government bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2065+ Index
7/29/2020	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2021	$1,309,176	$977,600	$1,267,300	$1,292,200
2022	$1,219,035	$897,200	$1,181,400	$1,214,700
2023	$1,217,048	$878,000	$1,191,400	$1,223,800
2024	$1,492,046	$889,500	$1,472,100	$1,486,700
2025	$1,667,970	$938,000	$1,712,586	$1,661,900

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (7/29/2020)
Class R6	11.79%	11.15%
Bloomberg U.S. Aggregate Bond Index	5.46%	-1.32%
MSCI All Country World Index℠	13.65%	11.76%
S&P Target Date 2065+ Index	11.78%	11.07%

AssetsNet	$ 25,747,797
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 19,555
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$25,747,797 # of Portfolio Holdings10 Portfolio Turnover Rate98% Investment Advisory Fees Paid19,555
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.4%
Fixed Income	3.5%
Equity	96.1%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	25.0%
Emerging Markets	6.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	55.5%
Vanguard FTSE Developed Markets ETF	16.8%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	5.4%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya VACS Series EME Fund	3.0%
Voya Intermediate Bond Fund - Class R6	2.5%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.